CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating financial statements
Percentage of holding in subsidiaries	100.00%
Current assets:
Cash and cash equivalents	$ 210	[1]	$ 231	[1]	$ 561	$ 919
Restricted cash	9	[1]	8	[1]
Accounts and notes receivable (net)	1,534	[1]	1,529	[1]
Accounts receivable from affiliates	299		148
Inventories	1,819	[1]	1,539	[1]
Prepaid expenses	48		46
Deferred income taxes	51		40
Other current assets	222	[1]	220	[1]
Total current assets	4,192		3,761
Property, plant and equipment, net	3,656	[1]	3,510	[1]
Investment in unconsolidated affiliates	238		202
Intangible assets, net	70	[1]	93	[1]
Goodwill	117		114
Deferred income taxes	229		163
Notes receivable from affiliates	2		5
Other noncurrent assets	366	[1]	482	[1]
Total assets	8,870		8,330
Current liabilities:
Accounts payable	1,101	[1]	862	[1]
Accounts payable to affiliates	62		64
Accrued liabilities	723	[1]	694	[1]
Deferred income taxes	39		29
Note payable to affiliate	100		100
Current portion of debt	288	[1]	212	[1]
Total current liabilities	2,313		1,961
Long-term debt	3,414	[1]	3,730	[1]
Notes payable to affiliates	599		439
Deferred income taxes	170		106
Other noncurrent liabilities	1,157	[1]	1,003	[1]
Total liabilities	7,653		7,239
Huntsman International LLC members' equity:
Members' equity	3,109		3,081
Accumulated deficit	(1,224)		(1,493)
Accumulated other comprehensive (loss) income	(791)		(611)
Total Huntsman International LLC members' equity	1,094		977
Noncontrolling interests in subsidiaries	123		114
Total equity	1,217		1,091		1,088	847
Total liabilities and equity	8,870		8,330
Parent Company
Current assets:
Cash and cash equivalents	7		4		220	688
Accounts and notes receivable (net)	16		13
Accounts receivable from affiliates	1,733		1,105
Inventories	111		105
Prepaid expenses	10		9
Deferred income taxes	7		6
Other current assets	203		90
Total current assets	2,087		1,332
Property, plant and equipment, net	371		393
Investment in unconsolidated affiliates	5,413		5,286
Intangible assets, net	27		42
Goodwill	(18)		(16)
Deferred income taxes	248		154
Notes receivable from affiliates	21		20
Other noncurrent assets	72		81
Total assets	8,221		7,292
Current liabilities:
Accounts payable	87		53
Accounts payable to affiliates	2,987		2,244
Accrued liabilities	87		117
Note payable to affiliate	100		100
Current portion of debt	15		33
Total current liabilities	3,276		2,547
Long-term debt	3,026		3,128
Notes payable to affiliates	595		435
Deferred income taxes	14		9
Other noncurrent liabilities	216		196
Total liabilities	7,127		6,315
Huntsman International LLC members' equity:
Members' equity	3,109		3,081
Accumulated deficit	(1,224)		(1,493)
Accumulated other comprehensive (loss) income	(791)		(611)
Total Huntsman International LLC members' equity	1,094		977
Total equity	1,094		977
Total liabilities and equity	8,221		7,292
Guarantors
Current assets:
Cash and cash equivalents	2				9	24
Accounts and notes receivable (net)	182		151
Accounts receivable from affiliates	3,907		3,041
Inventories	309		271
Prepaid expenses	7		7
Other current assets	5		9
Total current assets	4,412		3,479
Property, plant and equipment, net	898		868
Investment in unconsolidated affiliates	1,360		1,460
Intangible assets, net	2		2
Goodwill	82		82
Notes receivable from affiliates	941		920
Other noncurrent assets	139		137
Total assets	7,834		6,948
Current liabilities:
Accounts payable	280		205
Accounts payable to affiliates	1,111		822
Accrued liabilities	342		204
Deferred income taxes	45		39
Total current liabilities	1,778		1,270
Deferred income taxes	169		79
Other noncurrent liabilities	190		163
Total liabilities	2,137		1,512
Huntsman International LLC members' equity:
Members' equity	4,689		4,754
Accumulated deficit	(243)		(820)
Accumulated other comprehensive (loss) income	1,251		1,502
Total Huntsman International LLC members' equity	5,697		5,436
Total equity	5,697		5,436
Total liabilities and equity	7,834		6,948
Non-guarantors
Current assets:
Cash and cash equivalents	201		227		332	207
Restricted cash	9		8
Accounts and notes receivable (net)	1,336		1,365
Accounts receivable from affiliates	101		93
Inventories	1,404		1,167
Prepaid expenses	43		43
Deferred income taxes	57		49
Other current assets	225		222
Total current assets	3,376		3,174
Property, plant and equipment, net	2,386		2,247
Investment in unconsolidated affiliates	159		147
Intangible assets, net	42		52
Goodwill	53		48
Deferred income taxes	224		191
Notes receivable from affiliates	2		5
Other noncurrent assets	156		264
Total assets	6,398		6,128
Current liabilities:
Accounts payable	734		604
Accounts payable to affiliates	1,406		1,089
Accrued liabilities	518		487
Deferred income taxes	9		7
Current portion of debt	273		179
Total current liabilities	2,940		2,366
Long-term debt	388		602
Notes payable to affiliates	965		944
Deferred income taxes	49		98
Other noncurrent liabilities	751		644
Total liabilities	5,093		4,654
Huntsman International LLC members' equity:
Members' equity	2,262		2,343
Accumulated deficit	(354)		(396)
Accumulated other comprehensive (loss) income	(692)		(546)
Total Huntsman International LLC members' equity	1,216		1,401
Noncontrolling interests in subsidiaries	89		73
Total equity	1,305		1,474
Total liabilities and equity	6,398		6,128
Eliminations
Current assets:
Accounts receivable from affiliates	(5,442)		(4,091)
Inventories	(5)		(4)
Prepaid expenses	(12)		(13)
Deferred income taxes	(13)		(15)
Other current assets	(211)		(101)
Total current assets	(5,683)		(4,224)
Property, plant and equipment, net	1		2
Investment in unconsolidated affiliates	(6,694)		(6,691)
Intangible assets, net	(1)		(3)
Deferred income taxes	(243)		(182)
Notes receivable from affiliates	(962)		(940)
Other noncurrent assets	(1)
Total assets	(13,583)		(12,038)
Current liabilities:
Accounts payable to affiliates	(5,442)		(4,091)
Accrued liabilities	(224)		(114)
Deferred income taxes	(15)		(17)
Total current liabilities	(5,681)		(4,222)
Notes payable to affiliates	(961)		(940)
Deferred income taxes	(62)		(80)
Total liabilities	(6,704)		(5,242)
Huntsman International LLC members' equity:
Members' equity	(6,951)		(7,097)
Accumulated deficit	597		1,216
Accumulated other comprehensive (loss) income	(559)		(956)
Total Huntsman International LLC members' equity	(6,913)		(6,837)
Noncontrolling interests in subsidiaries	34		41
Total equity	(6,879)		(6,796)
Total liabilities and equity	$ (13,583)		$ (12,038)

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."